Right of Use Assets (Details) - Schedule of Right of Use Assets - USD ($)	3 Months Ended	6 Months Ended
	Sep. 30, 2023	Jun. 30, 2023	Dec. 31, 2022	Jun. 30, 2022
Schedule of Right of Assets [Abstract]
Cost				$ 16,639,146
Accumulated depreciation			$ 4,732,492	4,244,695
Carrying value	$ 11,906,654	$ 11,906,654	11,906,654	$ 12,394,451
Depreciation			$ 487,797